Trade receivables (Tables)	6 Months Ended
Dec. 31, 2022
Trade receivables.
Schedule of trade receivables

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Trade receivables	150,863	91,207	103,082
Less: provision for impairment of trade receivables	(13,230)	(12,240)	(7,995)
Net trade receivables	137,633	78,967	95,087
Less: non-current portion
Trade receivables	21,224	29,757	41,024
Current trade receivables	116,409	49,210	54,063